Stock-Based Compensation - Summary of Weighted-Average Grant-Date Fair Value and Intrinsic Value of Restricted Units Vested (Detail) - Restricted Stock Units - USD ($)
$ / shares in Units, $ in Millions
12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value per share	$ 15.47	$ 15.46	$ 21.51
Total intrinsic value of shares vested (in millions)	$ 154.2	$ 110.3	$ 158.6